Consolidated Statements of Changes in Stockholders' (Deficit) Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance at Sep. 30, 2009	$ 330,773	$ 38,839,342	$ (31,263,088)	$ (19,849)
Balance (in shares) at Sep. 30, 2009	33,077,310
Increase (Decrease) in Stockholders' Equity
Compensation expense associated with stock options		155,611
Reclassification adjustment for net loss realized in income				19,849
Common stock issued with promissory notes	1,618	71,170
Common stock issued with promissory notes (in shares)	161,750
Common stock issued on exercise of options	360	11,940
Common stock issued on exercise of options (in shares)	36,000
Common stock issued for services rendered	250	12,250
Common stock issued for services rendered (in shares)	25,000
Net loss			(5,641,830)
Balance at Sep. 30, 2010	333,001	39,090,313	(36,904,918)
Balance (in shares) at Sep. 30, 2010	33,300,060
Increase (Decrease) in Stockholders' Equity
Compensation expense associated with stock options		252,482
Common stock issued with promissory notes	5,818	278,275
Common stock issued with promissory notes (in shares)	581,750
Common stock issued on exercise of options	2,497	66,903
Common stock issued on exercise of options (in shares)	249,555
Common stock issued for services rendered	417	16,250
Common stock issued for services rendered (in shares)	41,668
Common stock issued as additional collateral	20,000				(20,000)
Common stock issued as additional collateral (in shares)	2,000,000
Beneficial conversion discount on convertible notes payable		403,711
Value of warrants issued for financing		189,916
Net loss			(6,813,620)
Balance at Sep. 30, 2011	361,730	40,297,850	(43,718,538)		(20,000)
Balance (in shares) at Sep. 30, 2011	36,173,033
Increase (Decrease) in Stockholders' Equity
Compensation expense associated with stock options		99,400
Common stock issued with promissory notes	4,218	206,658
Common stock issued with promissory notes (in shares)	421,750
Common stock issued on exercise of options	222	(222)
Common stock issued on exercise of options (in shares)	22,222
Common stock issued for services rendered	2,583	122,816
Common stock issued for services rendered (in shares)	258,288
Beneficial conversion discount on convertible notes payable		325,948
Value of warrants issued for financing		122,834
Balance at Mar. 31, 2012	$ 359,975	$ 41,687,714	$ (45,971,628)
Balance (in shares) at Mar. 31, 2012	35,997,494